Intangible Assets (Amortization Expense by Asset Type) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 50.7	$ 54.0	$ 99.9	$ 111.3	$ 194.9	$ 234.7	$ 246.1
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	34.3	35.9	67.0	73.1	129.1	153.1	161.0
Acquired And Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	16.1	17.8	32.5	36.2	64.3	72.2	75.4
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 0.3	$ 0.3	$ 0.4	$ 2.0	$ 1.5	$ 9.4	$ 9.7